                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Canvas Capital Management, L.P.

Address: 101 California Street, Suite 4225
         San Francisco, CA 94111

Form 13F File Number: 28-11739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum

Title: Authorized Person

Phone: 203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                      Stamford, Connecticut   August 14, 2007
-------------------------------------   ---------------------   ---------------
[Signature]                             [City, State]           [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         57*

Form 13F Information Table Value Total:   $285,458
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number                Name
---   --------------------                ----
1            28-5608         S.A.C. Capital Management, LLC
2            28-4043         S.A.C. Capital Advisors, LLC

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.
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
                                                             SHARES OR                                             VOTING
                              TITLE OF               VALUE   PRINCIPLE  SHRS /  PUT /    INVESTMENT     OTHER   AUTHORITY -
       NAME OF ISSUER           CLASS     CUSIP    (X$1000)    AMOUNT     PRN    CALL    DISCRETION    MANAGER     SHARED
       ---------------        --------  ---------  --------  ---------  ------  -----  --------------  -------  -----------
ADOBE SYS INC                 Common    00724F101     9,435    235,000  SHRS           Shared-Defined      1,2      235,000
ADTRAN INC                    Common    00738A106     6,103    235,000  SHRS           Shared-Defined      1,2      235,000
ADVANCE AUTO PARTS INC        Common    00751Y106     3,559     87,800  SHRS           Shared-Defined      1,2       87,800
ALTRA HOLDINGS INC            Common    02208R106     5,184    300,000  SHRS           Shared-Defined      1,2      300,000
APPLERA CORP                  Common    038020103     4,938    161,700  SHRS           Shared-Defined      1,2      161,700
ARCH CHEMICALS INC            Common    03937R102     5,264    149,800  SHRS           Shared-Defined      1,2      149,800
ASSISTED LIVING CONCPT NEV N  Common    04544X102       148     13,900  SHRS           Shared-Defined      1,2       13,900
BALDOR ELEC CO                Common    057741100     5,027    102,000  SHRS           Shared-Defined      1,2      102,000
BLOCK H & R INC               Common    093671105       700     29,945  SHRS           Shared-Defined      1,2       29,945
CHECK POINT SOFTWARE TECH LT  Common    M22465104     2,945    129,100  SHRS           Shared-Defined      1,2      129,100
CHESAPEAKE ENERGY CORP        Common    165167107     7,785    225,000  SHRS           Shared-Defined      1,2      225,000
CINTAS CORP                   Common    172908105     4,534    115,000  SHRS           Shared-Defined      1,2      115,000
CITADEL BROADCASTING CORP     Common    17285T106     2,146    332,700  SHRS           Shared-Defined      1,2      332,700
COGNIZANT TECHNOLOGY SOLUTIO  Common    192446102     4,025     53,600  SHRS           Shared-Defined      1,2       53,600
COMPLETE PRODUCTION SERVICES  Common    20453E109     4,782    185,000  SHRS           Shared-Defined      1,2      185,000
CRA INTL INC                  Common    12618T105     4,368     90,630  SHRS           Shared-Defined      1,2       90,630
CVS CAREMARK CORPORATION      Common    126650100     3,558     97,619  SHRS           Shared-Defined      1,2       97,619
DILLARDS INC                  Common    254067101       223      6,200  SHRS           Shared-Defined      1,2        6,200
DOLLAR FINL CORP              Common    256664103     7,838    275,000  SHRS           Shared-Defined      1,2      275,000
DST SYS INC DEL               Common    233326107     3,564     45,000  SHRS           Shared-Defined      1,2       45,000
EAGLE MATERIALS INC           Common    26969P108     5,150    105,000  SHRS           Shared-Defined      1,2      105,000
GARMIN LTD                    Common    G37260109     1,849     25,000  SHRS           Shared-Defined      1,2       25,000
GIGAMEDIA LTD                 Common    Y2711Y104    13,480  1,000,000  SHRS           Shared-Defined      1,2    1,000,000
GIGAMEDIA LTD                 Option    Y2711Y904       674     50,000          CALL   Shared-Defined      1,2       50,000
GLOBALSANTAFE CORP            Common    G3930E101     3,613     50,000  SHRS           Shared-Defined      1,2       50,000
HALLIBURTON CO                Common    406216101     8,108    235,000  SHRS           Shared-Defined      1,2      235,000
HARMONIC INC                  Common    413160102     4,701    530,000  SHRS           Shared-Defined      1,2      530,000
INTERMEC INC                  Common    458786100     4,429    175,000  SHRS           Shared-Defined      1,2      175,000
INTEROIL CORP                 Common    460951106       474     25,000  SHRS           Shared-Defined      1,2       25,000
ISHARES TR                    Common    464287655       310      3,740  SHRS           Shared-Defined      1,2        3,740
ISHARES TR                    Option    464287955    28,123    339,000          PUT    Shared-Defined      1,2      339,000
JUNIPER NETWORKS INC          Common    48203R104       629     25,000  SHRS           Shared-Defined      1,2       25,000
LATTICE SEMICONDUCTOR CORP    Common    518415104     4,576    800,000  SHRS           Shared-Defined      1,2      800,000
MARVELL TECHNOLOGY GROUP LTD  Common    G5876H105    12,656    695,000  SHRS           Shared-Defined      1,2      695,000
MAXIM INTEGRATED PRODS INC    Common    57772K101     3,174     95,000  SHRS           Shared-Defined      1,2       95,000

NATIONAL OILWELL VARCO INC    Common    637071101    10,424    100,000  SHRS           Shared-Defined      1,2      100,000
NCR CORP NEW                  Common    62886E108     4,912     93,500  SHRS           Shared-Defined      1,2       93,500
NEWFIELD EXPL CO              Common    651290108     5,694    125,000  SHRS           Shared-Defined      1,2      125,000
NGAS RESOURCES INC            Common    62912T103       506     63,261  SHRS           Shared-Defined      1,2       63,261
OCCIDENTAL PETE CORP DEL      Common    674599105     4,341     75,000  SHRS           Shared-Defined      1,2       75,000
OIL STS INTL INC              Common    678026105     6,201    150,000  SHRS           Shared-Defined      1,2      150,000
PAYLESS SHOESOURCE INC        Common    704379106       663     21,000  SHRS           Shared-Defined      1,2       21,000
PENN VA CORP                  Common    707882106     3,015     75,000  SHRS           Shared-Defined      1,2       75,000
PETROHAWK ENERGY CORP         Common    716495106     5,155    325,000  SHRS           Shared-Defined      1,2      325,000
POWERSHARES QQQ TRUST         Option    73935A954     3,808     80,000          PUT    Shared-Defined      1,2       80,000
POWERWAVE TECHNOLOGIES INC    Common    739363109    13,735  2,050,000  SHRS           Shared-Defined      1,2    2,050,000
QUEST SOFTWARE INC            Common    74834T103     3,805    235,000  SHRS           Shared-Defined      1,2      235,000
SILICON LABORATORIES INC      Common    826919102     7,787    225,000  SHRS           Shared-Defined      1,2      225,000
SINA CORP                     Option    G81477904     2,093     50,000          CALL   Shared-Defined      1,2       50,000
SIRF TECHNOLOGY HLDGS INC     Common    82967H101     4,148    200,000  SHRS           Shared-Defined      1,2      200,000
SPDR TR                       Option    78462F953     3,009     20,000          PUT    Shared-Defined      1,2       20,000
STARENT NETWORKS CORP         Common    85528P108     1,103     75,000  SHRS           Shared-Defined      1,2       75,000
SUN-TIMES MEDIA GROUP INC     Common    86688Q100     4,988    950,000  SHRS           Shared-Defined      1,2      950,000
SYMANTEC CORP                 Common    871503108     5,353    265,000  SHRS           Shared-Defined      1,2      265,000
TITAN INTL INC ILL            Common    88830M102     4,931    156,000  SHRS           Shared-Defined      1,2      156,000
ULTRA PETROLEUM CORP          Common    903914109     5,524    100,000  SHRS           Shared-Defined      1,2      100,000
W-H ENERGY SVCS INC           Common    92925E108     6,191    100,000  SHRS           Shared-Defined      1,2      100,000